Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities [Abstract]
Net income	$ 43,145	$ 42,601	$ 42,238
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	150	224	204
Total adjustments	18,545	12,293	17,770
Net cash provided by operating activities	61,690	54,894	60,008
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	5,237	1,368	147
Dividends paid	(25,197)	(25,064)	(24,950)
Payments to acquire treasury stock	(4,608)	(701)	(147)
Proceeds from sales of treasury stock	2,480	2,447	2,670
Net cash (used in) provided by financing activities	(11,340)	92,015	47,967
Net (decrease) increase in cash and cash equivalents	(94,534)	(10,882)	46,708
Cash and cash equivalents at beginning of period	707,274	718,156	671,448
Cash and cash equivalents at end of period	612,740	707,274	718,156
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	43,145	42,601	42,238
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(20,185)	(19,265)	(18,606)
Stock based compensation expense	150	224	204
Net change in other assets and accrued expenses	853	(196)	(140)
Total adjustments	(19,182)	(19,237)	(18,542)
Net cash provided by operating activities	23,963	23,364	23,696
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	5,236	1,368	147
Dividends paid	(25,184)	(25,055)	(24,937)
Payments to acquire treasury stock	(4,608)	(701)	(147)
Proceeds from sales of treasury stock	2,480	2,447	2,670
Net cash (used in) provided by financing activities	(22,076)	(21,941)	(22,267)
Net (decrease) increase in cash and cash equivalents	1,887	1,423	1,429
Cash and cash equivalents at beginning of period	19,886	18,463	17,034
Cash and cash equivalents at end of period	$ 21,773	$ 19,886	$ 18,463